Unsecured senior notes (Tables)	12 Months Ended
Dec. 31, 2023
Unsecured senior notes
Schedule of unsecured senior notes
A summary of the Company’s unsecured senior notes as of December 31, 2022 and 2023 is as follows:

	As of December 31,		Effective interest rate
	2022	2023
	(RMB in millions)
US$500 million 3.875% notes due 2026	3,453	3,520	4.15%
US$700 million 3.375% notes due 2030	4,812	4,898	3.47%
US$300 million 4.125% notes due 2050	1,959	1,993	4.25%

Carrying value	10,224	10,411
Unamortized discount and debt issuance costs	98	86

Total principal amounts of unsecured senior notes	10,322	10,497

Summary of Principal Amounts due of Unsecured Senior Notes
As of December 31, 2023, the principal of the unsecured senior notes of RMB3,541 million, RMB4,922 million and RMB2,034 million will be due in 2026, 2030 and 2050, respectively. The principal of the unsecured senior notes will be due according to the following schedule:

Principal amounts
(RMB in millions)
Within 1 year	—
Between 1 to 2 years	—
Between 2 to 3 years	3,541
Between 3 to 4 years	—
Between 4 to 5 years	—
Beyond 5 years	6,956

Total	10,497